UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-14027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     Chief Compliance Officer
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $146,754 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-1700                       Legg Mason, Inc.
2    28-14026                      Permal Investment Management Services Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHIMERA INVT CORP              COM              16934Q109     3620  1046200 SH       DEFINED 1             1046200        0        0
CHIMERA INVT CORP              COM              16934Q109     3349   967812 SH       DEFINED 1,2            967812        0        0
CHINA FD INC                   COM              169373107     2546    81455 SH       DEFINED 1               81455        0        0
CHINA FD INC                   COM              169373107     6514   208443 sh       DEFINED 1,2            208443        0        0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101       38    47800 SH PUT   DEFINED 1
CURRENCYSHARES EURO TR         EURO SHS         23130C108       39    21000 SH PUT   DEFINED 1
ETFS PALLADIUM TR              SH BEN INT       26923A106     7925   104973 SH       DEFINED 1              104973        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    37145   217058 SH       DEFINED 1              217058        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1175    55600 SH       DEFINED 1               55600        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1236    58500 SH       DEFINED 1,2             58500        0        0
ISHARES INC                    MSCI SWITZERLD   464286749     3814   143300 SH       DEFINED 1              143300        0        0
ISHARES INC                    MSCI S KOREA     464286772     6018    92580 SH       DEFINED 1,2             92580        0        0
ISHARES INC                    MSCI JAPAN       464286848     3741   358629 SH       DEFINED 1              358629        0        0
ISHARES TR                     S&P EURO PLUS    464287861     5050   120000 SH       DEFINED 1              120000        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     9842   229150 SH       DEFINED 1,2            229150        0        0
ISHARES TR                     DJ US TELECOMM   464287713     2529   101543 SH       DEFINED 1              101543        0        0
MFA FINANCIAL INC              COM              55272X102     2414   300250 SH       DEFINED 1              300250        0        0
MFA FINANCIAL INC              COM              55272X102     2018   250900 SH       DEFINED 1,2            250900        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     5953   349783 SH       DEFINED 1,2            349783        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     3399   124500 SH       DEFINED 1              124500        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     8719   319365 SH       DEFINED 1,2            319365        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2516    70800 SH       DEFINED 1               70800        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2528    75500 SH       DEFINED 1               75500        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4827    33055 SH       DEFINED 1               33055        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5095    38600 SH       DEFINED 1               38600        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730     2587    44000 SH       DEFINED 1               44000        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     7671   137000 SH       DEFINED 1              137000        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     4446   174910 SH       DEFINED 1,2            174910        0        0
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